ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) [Line Items]
Deferred income	$ 1,126,371	$ 904,558
Description of lease liability	A decrease of one percentage point in our estimate of the rates used as in the calculation of the new and amendment contract as of December 31, 2021 would increase the lease liability by approximately US $ 76 million.
LATAM Pass Loyalty Program [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) [Line Items]
Deferred income	$ 1,285,732	1,365,534
Description of change in ticket usage	A hypothetical change of one percentage point in the probability of swaps would translate into an impact of ThUS $ 27,151 in the results as of 2021 (ThUS $ 24,425 in the results as of 2020).
Probable change in deferred revenue	$ 27,151	24,425
LATAM Pass Brasil Loyalty Program [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) [Line Items]
Deferred income	$ 192,381	187,493
Description of change in ticket usage	A hypothetical change of two percentage points in exchange probability would translate into an impact of ThUS $ 5,100 in the results as of 2021 (ThUS $ 4,948 in the results as of 2020).
Probable change in deferred revenue	$ 5,100	$ 4,948